Other Payables (Detail) - BRL (R$) R$ in Thousands	Sep. 30, 2018		Dec. 31, 2017		Dec. 31, 2016	Dec. 31, 2015
Other Liabilities Disclosure [Abstract]
Provisions for indemnities payable	R$ 708,652		R$ 607,559		R$ 526,935
Payable for the acquisition of equity interest					342,086
Third party consignment	47,039		35,293		66,293
Provision for asset decommissioning	17,223		16,716		16,064
Other	482,997	[1]	392,832	[1]	452,082
Total	1,255,911		1,052,400		1,403,460
Other payables, current	460,125		469,214		527,144	R$ 19,548,244
Other payables, non-current	795,784		583,186		876,316	R$ 53,669,157
Total	R$ 1,255,911		R$ 1,052,400		R$ 1,403,460

[1]	Impact of the adoption of ASC 606 in 2018.